Statement of Cash Flows - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities:
Net income	$ (9,279,205)		$ (2,810,304)			$ (21,780,225)		$ (9,527,605)	$ (11,485,410)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(158,056)		(15,922)			(169,416)		(46,183)	(59,860)
Changes in operating assets and liabilities:
Net cash used in operating activities						(10,828,412)		(4,553,304)	(8,202,934)
Cash Flows from Investing Activities:
Net cash used in investing activities						(1,029,332)		(735,391)	(662,270)
Cash Flows from Financing Activities:
Net cash provided by financing activities						36,668,939		2,033,675	7,254,268
Cash and cash equivalents at beginning of period		$ 3,021,795				3,021,795		4,600,530	4,600,530
Cash and cash equivalents at end of period	27,739,256		2,014,357		$ 2,014,357	27,739,256	$ 3,021,795	2,014,357	3,021,795
HCM II Acquisition Corp
Cash Flows from Operating Activities:
Net income	1,927,839	689,999	1,071,221	$ (52,663)	1,018,558	3,218,865	3,408,788
Adjustments to reconcile net loss to net cash used in operating activities:
Operating costs paid by Sponsor in exchange for issuance of Class B founder shares							12,463
Payment of operation costs through promissory note							45,200
Interest earned on marketable securities held in Trust Account					(1,349,715)	(7,449,387)	(4,043,585)
Changes in operating assets and liabilities:
Other receivable					(41,250)	41,250	(41,250)
Prepaid expenses					(60,869)	(15,482)	(16,112)
Due from Sponsor							(4,466)
Short term prepaid insurance					(90,250)	15,042	(90,250)
Long term prepaid insurance					(75,208)	52,646	(52,646)
Accrued expenses					246,941	3,081,364	458,624
Net cash used in operating activities					(294,130)	(1,055,702)	(323,234)
Cash Flows from Investing Activities:
Investment of cash into Trust Account					(231,150,000)		(231,150,000)
Net cash used in investing activities					(231,150,000)		(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					226,000,000		226,000,000
Proceeds from sale of Private Placements Warrants			6,850,000		6,850,000		6,850,000
Repayment of promissory note - related party					(233,127)		(233,127)
Payment of offering costs					(347,609)		(475,550)
Net cash provided by financing activities					232,269,264	738,002	232,141,323
Net Change in Cash					825,134	(317,700)	668,089
Cash and cash equivalents at beginning of period		$ 668,089				668,089
Cash and cash equivalents at end of period	$ 350,389		825,134		825,134	350,389	668,089	$ 825,134	$ 668,089
Noncash financing activities:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares							12,537
Deferred offering costs paid through promissory note - related party							187,927
Deferred underwriting fee payable					$ 10,720,000		10,720,000
Accretion of Class A ordinary shares to redemption value			$ 18,369,812				$ 21,063,682